Lease - Schedule of Operating Leases (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) m²	Mar. 31, 2025 USD ($)
Schedule of Operating Leases [Line Items]
Operating lease right-of-use assets, net	$ 16,897	$ 98,396
Operating lease liabilities, current	22,567	40,058
Operating lease liabilities, non-current	$ 2,565	$ 41,679
Weighted average remaining lease terms - operating lease (months)	17 years	29 years
Weighted average discount rate - operating lease	3.00%	3.35%
Operating lease expense	$ 40,181	$ 10,966
Short-term lease expense
Room 102, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone [Member]
Schedule of Operating Leases [Line Items]
Approximate gross floor area (sq. meters) (in Square Meters) | m²	249
Term of lease	2 years (September 20, 2025 to September 19, 2027)
Facility usage	Office
Room 102—1, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone [Member]
Schedule of Operating Leases [Line Items]
Approximate gross floor area (sq. meters) (in Square Meters) | m²	50
Term of lease	2 years (September 20, 2025 to September 19, 2027)
Facility usage	Office
Unit R12, Workshop A8, 3/F, Block A, Sheung Shui Plaza, 3 Ka Fu Close, Sheung Shui, N.T. [Member]
Schedule of Operating Leases [Line Items]
Term of lease	1 year (October, 29, 2025 to October 28, 2026)
Facility usage	Office